Related party balances and transactions - Account payable, amount due from and due to related party (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Apr. 09, 2024	Dec. 31, 2023	Dec. 08, 2023
Related party balances and transactions
Account payable balances	$ 1,633
Amount due to outstanding	$ 1,538		$ 1,923
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party		Related Party
Related Party
Related party balances and transactions
Amount due from related party	$ 0		$ 0
Account payable balances	$ 0		$ 0
Accounts Payable, Current, Related Party [Extensible Enumeration]	Related Party		Related Party
Prime Ocean Holdings Limited | Unsecured loan | Kwok Kai Kai Clara | Giant Credit Limited
Related party balances and transactions
Debt Instrument, Face Amount		$ 380		$ 1,920
Repayment of loan	$ 760
Amount due to outstanding	$ 1,540
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party